Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax -loss Before Taxes Details
Hong Kong	$ (813)	$ 221	$ 693
PRC	168	(406)	2,531
Others	182	189	171
Total	$ (463)	$ 4	$ 3,395